Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies [Abstract]
Company consolidated subsidiaries [text block]
The Company’s consolidated subsidiaries, all of them based in Mexico, in which it holds shares at December 31, 2017 and 2018 are as follows:

	Shareholding
	percentage (%)	Main activity

Aeropuerto de Cancún, S. A. de C. V. (*)(**)	100.00%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100.00%	Airport services
Cancun Airport Services, S. A. de C. V. (***)	100.00%	Airport services
RH Asur, S. A. de C. V.	100.00%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100.00%	Administrative services
Asur FBO, S. A. de C. V. (***)	100.00%	Administrative services
Caribbean Logistics, S. A. de C. V. (***)	100.00%	Cargo services
Cargo RF, S. A. de C. V. (***)	100.00%	Cargo services

(*)
Cancún held a 50% of Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9.  As of May 26, 2017, the Cancún acquired an additional 10% equity interest in Aerostar, As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.

(**)
Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% and later in May 25, 2018 the 7,58% left to obtain the 100% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date, Airplan’s results have been incorporated line-by-line into the Company’s and Cancún Airport’s financial statements.

(***)	These subsidiaries sub-consolidate at the Cancún Airport.

Description of detailed information about useful life of assets [Text Block]
The useful lives at the acquisition date of the furniture and equipment are as shown below:

	2018	2017
	%	%

Furniture equipment	10 to 20	10 to 20
Machinery	10 to 20	10 to 20
Computer equipment	33 to 20	33 to 20
Transportation equipment	20 to 25	20 to 25
Improvements to leased premises	10	10

Shedule of estimated useful lives [Text Block]	The estimated useful lives at December 31, 2018 are as follows:
Licenses	30 years
ODC	30 years
Commercial Right’s of Aerostar	35 years
Commercial Right’s of Airplan	14 years